Investment Objectives and Goals	Dec. 31, 2025
First Eagle Small Cap Equity ETF | First Eagle Small Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Small Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the First Eagle Small Cap Equity ETF (the “Fund”) is to seek long-term growth of capital.
First Eagle Core Municipal ETF | First Eagle Core Municipal ETF
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Core Municipal ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the First Eagle Core Municipal ETF (the “Fund”) is to seek to provide current income exempt from regular federal income taxes.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective when consistent with the Fund’s primary objective.